Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Deferred government subsidies	$ 459,034	$ 537,645
Taxes payable	108,915	48,719
Wages payable	177,089	108,214
Interest payable	248,125	176,897
Other payables and accruals	982,444	2,300,096
Total	$ 1,975,607	$ 3,171,571